Basis of Preparation of the Unaudited Interim Condensed Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Analysis Of Single Amount Of Discontinued Operations Table (Detail) - MXN ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue [abstract]
Revenue services	$ 521,859,211	$ 532,404,944	[1]
Sales of equipment	93,441,043	96,134,423	[1]
Operating revenues	615,300,254	628,539,367	[1]
Total costs and expenses	237,179,459	245,607,587	[1]
Operating income	125,975,990	126,185,361	[1]
Profit before income tax	90,775,292	99,744,596	[1]
Tax expense:
Income taxes	29,112,504	35,657,332	[1]
Net loss of the period of discontinued operations	$ 0	2,671,630	[1]
Joint ventures [member] | Discontinued operations [member]
Revenue [abstract]
Revenue services		10,500,088
Sales of equipment		2,626,823
Operating revenues		13,126,911
Total costs and expenses		14,954,526
Operating income		(1,827,615)
Financial costs		(685,124)
Profit before income tax		(2,512,739)
Tax expense:
Income taxes		(1,805,500)
Net loss of the period of discontinued operations		$ (707,239)

[1]	Restated for discontinued operations.